SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
SCHEDULE OF POTENTIALLY DILUTIVE SECURITIES

Potentially dilutive securities outlined in the table below have been excluded from the computation of diluted net loss per share for the three and nine months ended September 30, 2024 and 2023 because the effect of their inclusion would have been anti-dilutive.

	For the three and nine months ended September 30, 2024	For the three and nine months ended September 30, 2023
Warrants to purchase shares of common stock	56,308	40,660
Restricted stock units - vested and unissued	1,369	1,390
Restricted stock units - unvested	23,441	9,884
Investment options to purchase shares of common stock	4,667	71,334
Options to purchase shares of common stock	1,538	2,124
Total potentially dilutive securities	87,323	125,392

Potentially dilutive securities outlined in the table below have been excluded from the computation of diluted net loss per share the years ended December 31, 2023 and 2022 because the effect of their inclusion would have been anti-dilutive.

	For the years ended December 31,
	2023	2022
Warrants to purchase shares of common stock	186,614	43,698
Restricted stock units - vested and unissued	1,390	4,167
Restricted stock units - unvested	9,366	4,271
Restricted stock awards - vested and unissued	—	48
Common stock in abeyance	46,934	—
Investment options to purchase shares of common stock	4,667	71,334
Options to purchase shares of common stock	2,022	3,222
Total potentially dilutive securities	250,993	126,740